Revenue from contract with customers - Summary of Disaggregated Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 52,330	$ 43,538	$ 38,549
Total operating revenue	3,446,198	3,457,004	2,965,033
Total passenger and cargo and mail revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,393,868	3,413,466	2,926,484
Passenger revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,293,361	3,316,361	2,824,719
Passenger revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,220,718	3,263,764	2,793,420
Miles redeemed
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	72,643	52,597	31,299
Cargo and mail revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	100,507	97,105	101,765
Frequent flyer program - marketing services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	47,844	37,930	28,396
Other operating revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 4,486	$ 5,608	$ 10,153